POST-EMPLOYMENT BENEFIT	12 Months Ended
Dec. 31, 2023
POST-EMPLOYMENT BENEFIT
POST-EMPLOYMENT BENEFIT

NOTE 28 – POST-EMPLOYMENT BENEFIT

28.1 - Post-employment benefit

The Company offer their current and future retirees and their dependents benefits such as social security, health care and post-employment life insurance. These benefits are classified as Defined Benefits – BD, Defined Contribution – CD, Variable Contribution – CV and Balanced Plan.

Due to the Company’s decentralized structure, each subsidiary sponsors its own employee benefit package, as shown in the following table:

Types of post-employment benefits sponsored by Eletrobras companies
Pension benefit plans
Company	BD Plan	Defined Benefit Plan	CD Plan	Health plan
Eletrobras	X		X	X
CGT Eletrosul	X		X	X
Chesf	X	X	X
Eletronorte	X		X	X
Furnas	X		X	X

Currently, all the defined, variable contribution and defined contribution benefit plans are closed for adherence of new participants. At the end of 2023, the Company approved the maintenance of a single multi-sponsored CD plan, that does not meet the requirements of IAS 19 – Benefit to employees, as there is no actuarial risk.

The pension benefit plan normally exposes the Group to actuarial risks, such as investment risk, interest rate risk, longevity risk and salary risk.

●	Investment risk: The present value of the liability of the defined benefit pension plan is calculated using a discount rate determined by virtue of the remuneration of high-quality private bonds; if the return on the plan’s assets is below this rate, there will be a deficit in the plan. Currently, the plan has a relatively balanced investment in stocks, debt instruments and real estate. Due to the long-term nature of the plan’s liabilities, the board of the pension fund considers appropriate that a reasonable portion of the plan’s assets should be invested in shares and real estate to leverage the return generated by the fund;
●	Interest rate risk: A reduction in the interest rate on the securities will increase the plan’s liabilities. However, this will be partially offset by an increase in the return on the plan’s debt securities;
●	Longevity risk: The present value of the liability of the defined benefit plan is calculated by referencing the best estimate of the plan’s participants mortality after their stay at work. An increase in life expectancy of plan participants will increase the plan’s liabilities; and
●	Salary risk: The present value of the defined benefit plan liability is calculated by referencing the future salaries of the plan participants. Therefore, an increase in wages of the plan participants will increase the plan liabilities.

The tables below show the conciliation of the present value of the defined benefit obligations and the fair value of the assets with the amounts recorded in the balance sheet for social security benefits and for other post-employment benefits. The consolidated results are presented below.

Post-employment benefit obligations - amounts recognized in the balance sheet:

	12/31/2023	12/31/2022
Social securityb plans benefits	5,424,163	4,938,491
Health plans and life insurance	162,635	255,180
Total post-employment benefit obligations	5,586,798	5,193,671

Current	292,990	246,437
Non-current	5,293,808	4,947,234
Total	5,586,798	5,193,671

28.1.1 - Social security plans

Amounts recognized in the balance sheet and income statement for the year:

Asset Balance - Social Security Plans

	12/31/2023	12/31/2022
Present value of partially or fully covered actuarial obligations (a)	29,632,116	27,357,876
Asset ceiling	1,782,006	1,360,842
(-) Fair value of plan assets (b)	(25,989,959)	(23,780,227)
Immediate Available Values	3,801	1,942
Realizable Assets	520,777	535,595
Fixed Income Investments	30,720,143	25,680,500
Investments in Variable Income	3,110,626	5,066,214
Property investments	650,284	741,066
Structured Investments	855,390	1,281,176
Loans and Financing	505,226	652,629
INVESTMENTS ABROAD	—	304,996
Social security fund - Destination of reserve	92,504	—
Others	227,507	43,676
(-) Defined contribution plan assets	(9,443,800)	(9,422,527)
(-) Operating liabilities	(176,996)	(146,552)
(-) Contingent liabilities	(228,196)	(215,484)
(-) Investment Funds	(222,948)	(174,479)
(-) Administrative Funds	(520,777)	(454,391)
(-) Pension Funds	(103,582)	(114,134)
Net liability / (asset)	5,424,163	4,938,491

Income Statement - Social Security Plans

	12/31/2023	12/31/2022
Current service cost	39,001	42,245
Net interest costs	2,703,475	2,622,700
Actuarial expense / (revenue) recognized in the year	2,742,476	2,664,945

(a)Present value of actuarial obligations partially or fully covered

The changes in the years ended December 31, 2023 and 2022, referring to social security plans are as follows:

	2023	2022
Opening balance as of January 1	27,357,876	32,654,956
Effects of Deconsolidation - Eletronuclear	—	(4,024,043)
Current service cost	39,001	42,245
Interest on actuarial obligation	2,703,475	2,622,700
Benefits paid during the year	(2,635,428)	(2,537,463)
Normal Contributions of the Participant	11,952	(8,061)
Past service cost	—	(33,594)
Gain/Loss on actuarial obligations arising from remeasurement	2,155,240	(1,358,864)
Actuarial gains/losses arising from changes in financial assumptions	1,996,962	(1,897,919)
Actuarial gains/losses resulting from adjustments based on experience	158,278	539,055
Final balance on December 31	29,632,116	27,357,876

(b)Fair value of plan assets

The fair values of capital and debt instruments are determined based on market prices quoted in active markets while the fair values of investments in real estate projects, for rent, are determined by the direct comparative method of market data, with the adoption of the mathematical procedures recommended by NBR-14653-1 and 2 of the Brazilian Association of Technical Standards (ABNT).

The changes in the years ended December 31, 2023 and 2022, referring to social security plans are as follows:

	2023	2022
Opening balance as of January 1	23,780,227	27,983,826
Effects of deconsolidation - Eletronuclear	—	(3,664,089)
Benefits paid during the year	(2,635,428)	(2,537,463)
Participant contributions paid during the year	—	(8,061)
Employer's contributions paid during the year	476,899	287,381
Gain/loss on plan assets (excluding interest income)	2,012,962	(526,396)
Expected return on assets for the year	2,355,299	2,245,029
Final balance on December 31	25,989,959	23,780,227

28.1.2 - Actuarial and Economic Hypotheses

The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

Economic Hypotheses
	12/31/2023	12/31/2022
Actual annual actuarial discount interest rate	5.22% to 6.62%	5.42% to 6.17%
Projection of average wage increase	1.00% to 2.01%	1.00% to 2.01%
Average annual inflation rate	4.00%	4.00%
Expected return on plan assets (a)	4.00%	4.00%

(a) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2023	12/31/2022
Table of active and inactive mortality	AT-2000 (segregated by sex), smoothed between 10% and 25% and BR-EMSsb-v. 2015 M&F.	AT-2000 Segregated by sex and smoothed by 10%; AT-2000 Female (Aggravated by 15%); AT-2000 Segregated by sex; AT-2000 Basic, segregated by sex; AT-2000 Male
Table of mortality of disabled persons

RP-2000 (female), RP-2000 Disabled (segregated by sex), RRB-1983, segregated by sex, AT-49 Male RRB-1983, segregated by sex, Winklevoss, relieved in 20% MI-85, segregated by sex, e AT-83 IAM MMI-85, segregated by sex.

RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic Segregated by sex; MI-2006 Segregated by sex and downsized to 10%; MI 85 by sex; AT-83 (IAM) Male
Table of disability	Álvaro Vindas, Álvaro Vindas, smoothed in 50%, Light Weak, Grupo Americana e TASA 1927, relieved in 20%.	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927; Sasa 1927 aggravated by 20%; Light (Average)

The definition of the global rate of return of the assets plan considered the market practice of Federal Government bonds, in accordance with the criteria recommended by the national and international standards, for periods similar to the flows of obligations of the benefits program, under Duration.

The expected global rate of return corresponds to the weighted average of the expected returns of the various categories of plan assets. Management’s assessment of the expected return is based on the historical return trends and market analysts’ forecasts for the asset over the life of the respective obligation. The current return on assets of pension plans on December 31, 2023 was R$4,368,261 positive (R$1,718,633 positive in 2022).

28.1.3 - Health plans and life insurance

Amounts recognized in the balance sheet and income statement for the year:

Balance Sheet	12/31/2023	12/31/2022
The Actuarial Present Value obligations	162,635	255,181
Net liability / (asset)	162,635	255,181

Income Statement
	12/31/2023	12/31/2022
Net Current service cost	9,652	757
Net interest costs	16,404	20,741
Actuarial expense / (revenue) recognized in the year	26,057	21,498

(a)	The Actuarial Present Value obligations

The changes in the years ended December 31, 2023 and 2022, referring to health plans and life insurance, are as follows:

	2023	2022
Opening balance as of January 1	255,181	245,457
Effects of deconsolidation - Eletronuclear	—	(25,745)
Current service cost	9,652	759
Interest on actuarial obligation	16,404	20,741
Benefits paid in the year	(6,966)	(10,350)
Gain/Loss on actuarial obligations arising from remeasurement	(111,636)	24,319
Actuarial losses arising from changes in demographic assumptions	(10,920)	38,026
Actuarial gains/losses arising from changes in financial assumptions	28,221	(21,655)
Actuarial gains/losses resulting from adjustments based on experience	(128,937)	7,948
Final balance on December 31	162,635	255,181

28.1.4 - Consolidated actuarial results

Consolidated results of defined social security benefits, health plans and life insurance recognized in Other Comprehensive Income (ORA) for the year:

	12/31/2023	12/31/2022
Actuarial gains/losses recognized in ORA in the financial year - Social security benefit plans, health plans and life insurance	134,895	660,673

28.1.5 - Employer contributions

On December 31, 2023, the contributions made by the Company to the constitution of the mathematical benefit provisions of the CD Plan reached R$2,256 (R$2 in 2022) and R$62,479 (R$3,683 in 2022) in the results.

On December 31, 2023, the contributions made by the Company to the constitution of the mathematical benefit provisions of the BD Plan reached R$414,421 (R$283,697 in 2022) in the results.

The Company expects to contribute R$493,591 to the defined benefit plan during the next year.

The weighted average duration of the defined benefit obligation for the Company is 8.36 years.

Analysis of expected maturities of undiscounted benefits from post-employment defined benefit plans for the next 10 years:

					2028
	2024	2025	2026	2027	onwards	Total
Social Security Program	2,672,166	2,408,819	2,244,183	2,091,416	20,215,533	29,632,116

The significant actuarial assumptions for determining the obligation of defined benefit plans are: discount rate, expected salary increase and mortality. The sensitivity analysis below was determined based on reasonably possible changes in the respective assumptions that occurred at the end of the reporting period, keeping all other assumptions constant.

●	If the discount rate on the obligation were 1% higher or lower, the defined benefit obligation would have decreased by R$3,248,553 or increased by R$1,628,493, respectively; and
●	If the expectation of wage growth on the obligations increased or decreased by 1%, the defined benefit obligation would have an increase of R$105,768 or would have a reduction of R$98,656, respectively.

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	(3,248,553)	1,628,493
Expectation of wage growth	105,768	(98,656)

The sensitivity analysis presented may not represent the actual change in the defined benefit obligation since the change is not likely to occur in isolated assumptions, considering that some assumptions may be correlated.

In addition, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected credit unit method at the end of the reporting period, which is the same as that applied in the calculation of the defined benefit obligation liability recognized in the balance sheet.

There was no change in relation to previous exercises in the methods and assumptions used in the preparation of the sensitivity analysis.

28.1.6 – Assessment of Risk Sharing

In the plans denominated BD Eletrobras, CD Eletrobras, BD Eletrosul, CD Eletrosul, BD CGTEE, CD Chesf, BD Furnas and CD Furnas the extraordinary contributions to cover the actuarial deficit supporting the benefits are the responsibility of the Company and of the participants and those assisted by the benefit plans, observing the parity in contributions, as provided for in the respective benefit plan regulations.

In the plans denominated BD Chesf and BS Chesf, the subsidiary Chesf is responsible for all of the extraordinary contribution costs to cover the lack of asset cover, as provided for in those benefit plan regulations. Both plans are under the defined benefit mode and are in extinction. The portion of the current value of the settlement, corresponding to those existing assisted people in the BD Chesf plan, on the effective date of the CD Chesf and BS Chesf plans is one special commitment of responsibility of the sponsor. The same occurs with the portion of the current value of the benefit settled not covered by the sponsor of the BS Chesf plan on the effective date of the plan. The values of the extraordinary contributions are subject to specific debt contracts signed between Chesf and Fachesf, in accordance with the rules specified in CNPC Resolution no. 30, of 2018, CNPC Resolution no. 42, of 2021 and Previc Resolution no. 23, of 2023. The questions related to the extraordinary expenditure on these plans are being studied by Eletrobras.

According to the legislation on private pensions in Brazil, the extraordinary contributions to cover lack of assets calculated in the benefit plans must necessarily be subject to a specific debt contract, establishing the conditions of payment and the proportion of contribution to be observed between the sponsor and participants and those assisted, in accordance with the proposed coverage approved by the governing bodies of the private pension entity, always respecting the rules established in the regulations of the plans.

In the judicial decisions involving benefits plans or the administrative management plan, assigning financial responsibility to the sponsor based on the proportion of contributions established in the regulations of the plans is respected, except in cases in which the proportion of contributions itself is questioned. Thus, still in the case of the judicial decisions, the proportion of contributions between sponsors and participants and those assisted is respected, despite of the fact that there is a history of default by the participants due to judicial actions questioning the extraordinary contributions.

On the basis of the assumptions highlighted above, the Company is carrying out studies to adopt risk sharing in its obligations related to the private pension plans, with this study including the judicial and actuarial security to recognize the sharing of the obligations to pay for the actuarial liabilities in each of the benefit plans sponsored, as well as the analysis of the extraordinary contributions subject to default by a portion of the participants.

The Company expects to have the conclusions and the settlement plan in the financial year of 2024.

28.2 – Payroll

	12/31/2023	12/31/2022
Current
Vacation allowance	221,194	359,243
PDV - Voluntary Dismissal Program	280,246	1,018,275
Payroll	223,348	413,758
Vacation Charges	118,124	189,729
Provision end-of-year bonus	5,189	-
Profit or income sharing	679,933	227,605
Charges on end-of-year bonus	15,981	5,785
Social security contribution	17,313	54,087
Others	73,605	50,072
	1,634,933	2,318,554
Non-current
PDV - Voluntary Dismissal Program	—	4,697

	1,634,933	2,323,251

28.3 - Benefits in the long term – Share Based Remuneration

The Company has a Share Purchase Options Based Remuneration Plan (“Share Options Purchase Plan”) and Restricted Shares Based Remuneration Plan (“Restricted Shares Plan”).

28.3.1 - Share Purchase Options Based Remuneration Plan

The Share Purchase Options Based Remuneration Plan aims to enable the incorporation of long-term incentives, associated with the fulfillment of targets, aligning the interests between the Company, its shareholders and the Beneficiaries, to the extent that the potential gains and performance risks of the Company will be shared, that will contribute, especially, to the development of a professional culture of high performance and to making decisions that encourage long-term results, achieving of targets and creation of value and the sustainable growth of the Company.

On December 31, 2023, the expense recognized in the result of the financial year in 2023 corresponding to the shares Plan was R$11,898.

28.3.2 - Restricted Shares Based Remuneration Plan

The Restricted Shares Based Remuneration Plan (‘Restricted Shares Plan), aims to (i) retain talents within the Company that show solid high performance and holding qualifications and professional profiles aligned with the new stage of the Company; (ii) help in attracting new talents to key positions within the restructuring process of Eletrobras underway; and (iii) incentivize the development and sustainable growth of the Company and the maximization of long-term value, in alignment with the levers of value capitalization.

On December 31, 2023, based on the calculation of the premises of performance and financial conditions, the expense recognized in the result of the financial year 2023 corresponding to the shares Plan was R$28,614.

Accounting Policy

Social Security Plans

The Company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions.

●	In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan.

The Company makes the payment of contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

●	A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age, time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid, and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

Other post-employment obligations

Some of the Company’s subsidiaries offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Obligations with personnel

The payments of benefits, such as salary or vacation, as well as the respective labor charges incident on these benefits are recognized monthly in the result, respecting the accrual basis.

Benefits in the long term – Share Based Remuneration

The long-term remuneration programs based on shares are liquidated with shares, by which the Company receives the services of the employees as counterpart to the equity instruments. The fair value of the services, received in exchange for share options, is recognized as an expense. The total value of the expenses is recognized during the period in which the right is acquired; the period during which the specific conditions of acquisition of rights are attended.

Estimates and critical judgments

The present value of the benefits to the employees is based on actuarial calculations using various assumptions. Any changes to these assumptions will impact the value of the obligations. These assumptions are used to determine the fair value of the assets and liabilities, costs and expenses and the estimated future values of cash outflows, which are recorded in the obligations with the plans.